Retirement Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 4,500	$ 4,400	$ 9,200	$ 8,600
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	651	(1,283)	651	(1,291)
Amortization of net prior service cost	(63)	41	(63)	41
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	11	12	11	25
Income tax	0	(4)	0	(9)
Accumulated Other Comprehensive Income (Loss), Net of Tax	599	(1,234)	599	(1,234)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	600	700	1,200	1,300
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 30	$ 200	$ 60	$ 500
Defined Benefit Plan, Benefit Obligation					$ 6,200